Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2017	2016
Income (loss) before income taxes	$6,468	$(494)
Tax rate	27.00%	27.00%
Expected expense (benefit)	$1,746	$(133)
(Decrease) increase related to:
Income tax adjustments and reassessments	30	246
Non taxable portion of capital gains	(672)	(465)
Stock-based compensation	88	158
Other	12	145
Income tax expense (benefit)	$1,204	$(49)

Classified as:

Year ended December 31,	2017	2016
Deferred income tax expense (benefit)	1,204	(49)

The deferred tax assets and liabilities are summarized below:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Tax credit carryforwards	$18,619	$15,225
Deferred financing costs	52	355
Billings in excess of costs on uncompleted contracts	222	289
Capital lease obligations	17,961	16,578
Stock-based compensation	2,985	2,672
Other	2,357	1,273
Subtotal	$42,196	$36,392
Less: valuation allowance	(1,035)	(1,035)
	$41,161	$35,357

Deferred tax liabilities:
Unbilled revenue	$5,231	$3,381
Assets held for sale	1,523	67
Accounts receivable – holdbacks	72	143
Property, plant and equipment	61,953	58,180
	$68,779	$61,771

Net deferred income tax liability	$27,618	$26,414
Classified as:

	December 31, 2017	December 31, 2016
Deferred tax asset	$10,539	$13,807
Deferred tax liability	(38,157)	(40,221)
	$(27,618)	$(26,414)

In 2017, the Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction and one provincial jurisdiction (2016 - one provincial jurisdiction).
At December 31, 2017, the Company has a deferred tax asset of $17,584 resulting from non-capital net operating loss income tax carryforwards of $65,126, which expire as follows:

December 31, 2017
2025	$2
2026	151
2027	128
2028	—
2029	—
2030	—
2031	604
2032	9,354
2033	13,829
2034	8,317
2035	—
2036	5,691
2037	27,050
$65,126

At December 31, 2017, the Company has recorded a full valuation allowance against the deferred tax asset of $1,035 resulting from net capital loss income tax carryforwards of $7,664, which have an indefinite life.